Accrued Charter Revenue, Current and Non-Current and Unearned Revenue, Current and Non-Current (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Charter Revenue and Unearned Revenue Disclosure [Abstract]
Schedule of the maturities of the net accrued charter revenue [Table Text Block]

Year ending December 31,	Amount
2013	3,507
2014	6,937
2015	(1,661)
2016	(6,898)
2017	(1,613)
2018	16
288

Schedule of Unearned Revenue, Current and Non-Current [Table Text Block]

	2011	2012
Hires collected in advance	4,903	4,002
Charter revenue resulting from varying charter rates	11,965	18,234
Unamortized balance of charters assumed	565	-
Total	17,433	22,236
Less current portion	(6,901)	(5,595)
Non-current portion	10,532	16,641